Business Combinations - BC Northern Lights Enterprises Ltd. ("BCNL") and Urban Cultivator Inc. ("UCI") (Details)			3 Months Ended	9 Months Ended
	Nov. 22, 2018 CAD ($)	Sep. 29, 2017 CAD ($) shares	Sep. 28, 2017 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2019 CAD ($)
Provisional allocation at acquisition
Goodwill	$ 131,154,000
Adjustments
Goodwill	(35,658,000)
Final
Net identifiable assets acquired				$ 183,119,000	$ 764,513,000
Goodwill	$ 95,496,000			721,877,000	2,416,940,000
Consideration transferred				850,113,000	3,181,453,000
Cash consideration paid				138,719,000	11,220,000
Loan settlement				3,017,000	6,043,000
Common shares issued				707,122,000	3,036,810,000
Share purchase warrants issued				136,000	19,565,000
Financial Liabilities				333,584,000	1,112,783,000
Contingent consideration payable | At fair value
Final
Financial Liabilities				21,333,000	$ 28,137,000
BC Northern Lights Enterprises Ltd. (BCNL) and Urban Cultivator Inc. (UCI)
Provisional allocation at acquisition
Net identifiable assets acquired		$ 846,000
Goodwill		6,551,000
Adjustments
Net identifiable assets acquired		779,000
Goodwill		(2,663,000)
Final
Net identifiable assets acquired		1,625,000
Goodwill		3,888,000
Consideration transferred		5,513,000
Cash consideration paid		3,294,000
Loan settlement		$ 716,000
Number of shares issues for acquisition (in shares) | shares		89,107
Common shares issued		$ 248,000
Share purchase warrants issued		136,000
Exercise price of warrants (in CAD per share)		2.8056
Contingent consideration		1,100,000
Gross contingent consideration		$ 4,000,000
Period to paid out consideration based on EBIDTA		3 years
Revenue of combined entity as if combination occurred at beginning of period				2,400,000
Loss of combined entity as if combination occurred at beginning of period				1,400,000
Revenue of acquiree prior to acquisition date			$ 1,100,000
Profit (loss) of acquiree prior to acquisition date			$ (40,000)
BC Northern Lights Enterprises Ltd. (BCNL) and Urban Cultivator Inc. (UCI) | Contingent consideration payable | At fair value
Final
Financial Liabilities				$ 1,200,000